Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

13     Leases

The balance sheet shows the following amounts relating to leases:

	2020	2019
Right-of-use assets
Properties	29,938	21,518
Machinery and equipment	84	113
	30,022	21,631

	2020	2019
Lease liabilities
Current	12,742	6,845
Non-current	22,478	19,012
	35,220	25,857

Set out below, are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use
	assets –	Lease
	Properties	Liabilities
As at January 1, 2019	18,225	20,089
Additions	4,502	4,502
Lease modification (a)	(338)	(338)
Depreciation expense	(5,999)	—
Business combination	5,241	5,374
Interest expense	—	1,489
Payments of lease liabilities	—	(4,407)
Interest paid	—	(852)
As at December 31, 2019	21,631	25,857
Additions	12,391	12,391
Disposal	(253)	(244)
Lease modification (a)	2,080	2,080
Depreciation expense	(8,537)	—
Business combination	2,710	2,710
Interest expense	—	3,036
Payments of lease liabilities	—	(8,160)
Discounts on leases	—	(350)
Interest paid	—	(2,100)
As at December 31, 2020	30,022	35,220

Average annual depreciation rate 2019	23.7%
Average annual depreciation rate 2020	27.5%

(a) Refers to price adjustments that occur annually as defined in the lease agreements.

The Company entered into fiduciary agreements with Banco Safra S.A. in the amount of R$ 10,903 to guarantee payment due in the lease agreements of the São Paulo office. These agreements are calculated considering rates of 1.30% and 1.95% per year and are adjusted annually by the General Market Price Index (IGP-M).

The Company recognized rent expense from short-term leases and low-value assets of R$ 2,329 for the year ended December 31, 2020 (2019: R$ 2,613)